Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt - Credit Facilities and Senior Notes (Table)

		Year Ended December 31,
Debt instruments	Borrowers-Issuers	2022	2021
$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	499,912	567,000
Total debt		$499,912	$567,000
Less deferred financing fees		(2,879)	(5,034)
Total debt, net of deferred finance costs		$497,033	$561,966
Less current portion, net of deferred financing fees		$(46,252)	$(45,947)

Long-term debt, net of current portion and deferred financing fees		$450,781	$516,019

Long-Term Debt - Principal Payments (Table)
Year ending December 31,	Amount
2023	48,000
2024	451,912
Total long-term debt	$499,912